UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                         as of May 31, 2016 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

(formerly Deutsche LifeCompass 2015 Fund)

	Shares	Value ($)
Equity - Equity Funds 19.6%
Deutsche Core Equity Fund "Institutional" (a)	626,955	14,796,131
Deutsche European Equity Fund "Institutional" (a)	381,498	3,723,418
Deutsche Small Cap Core Fund "S" (a)	87,359	2,186,599
Total Equity - Equity Funds (Cost $15,455,071)		20,706,148
Equity - Exchange-Traded Funds 28.6%
iShares Core U.S. Aggregate Bond ETF	167,000	18,486,900
iShares Currency Hedged MSCI Eurozone ETF	114,000	2,888,760
iShares Currency Hedged MSCI Japan ETF	41,307	1,058,699
iShares MSCI Pacific ex Japan ETF	54,000	2,110,320
SPDR Dow Jones REIT ETF	59,746	5,625,683
Total Equity - Exchange-Traded Funds (Cost $29,704,593)		30,170,362
Fixed Income - Bond Funds 46.8%
Deutsche Core Plus Income Fund "Institutional" (a)	2,259,664	23,907,247
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	96,008	1,195,303
Deutsche Enhanced Global Bond Fund "S" (a)	231,678	2,082,784
Deutsche Global High Income Fund "Institutional" (a)	492,941	3,189,326
Deutsche Global Inflation Fund "Institutional" (a)	318,198	3,156,529
Deutsche High Income Fund "Institutional" (a)	238,981	1,080,192
Deutsche U.S. Bond Index Fund "Institutional" (a)	1,522,954	14,803,109
Total Fixed Income - Bond Funds (Cost $49,602,666)		49,414,490
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bills, 0.395% *, 8/11/2016 (Cost $162,873)	163,000	162,911
	Shares	Value ($)
Cash Equivalents 4.7%
Deutsche Central Cash Management Government Fund, 0.39% (a) (b) (Cost $4,935,774)	4,935,774	4,935,774
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $99,860,977) †	99.8	105,389,685
Other Assets and Liabilities, Net	0.2	199,901
Net Assets	100.0	105,589,586

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $100,425,090. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $4,964,595. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,400,668 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,436,073.
*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated Unerdlying Deutsche Funds during the period ended May 31, 2016 are as follows:

Affiliate	Value ($) at August 31, 2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2016
Deutsche Capital Growth Fund	496,498	—	883,650	320,258	—	—	—
Deutsche Core Equity Fund	8,140,395	5,874,824	3,638,500	(582,503)	103,361	1,302,062	14,796,131
Deutsche Core Plus Income Fund	4,810,458	20,433,662	5,624,700	(277,783)	418,462	—	23,907,247
Deutsche Diversified Market Neutral Fund	1,023,935	—	1,671,672	(137,988)	—	—	—
Deutsche EAFE Equity Index Fund	1,981,118	—	3,267,767	638,602	—	—	—
Deutsche Emerging Markets Equity Fund	1,227,576	2,468,981	3,818,504	(869,164)	9,781	—	—
Deutsche Enhanced Commodity Strategy Fund	2,214,379	39,916	2,200,000	(892,359)	6,716	—	1,195,303
Deutsche Enhanced Emerging Markets Fixed Income Fund	2,003,686	46,809	3,447,714	(526,591)	46,809	—	—
Deutsche Enhanced Global Bond Fund	1,611,505	415,381	1,400,100	(192,161)	41,981	—	2,082,784
Deutsche Equity 500 Index Fund	7,334,108	31,377	13,064,478	5,416,564	31,377	—	—
Deutsche European Equity Fund	—	5,477,609	1,335,500	(73,511)	46,109	—	3,723,418
Deutsche Floating Rate Fund	954,692	23,705	1,607,404	(165,807)	23,705	—	—
Deutsche GNMA Fund	—	18,177,189	18,215,812	38,623	83,841	—	—
Deutsche Global Equity Fund	1,042,252	—	1,757,302	336,535	—	—	—
Deutsche Global Growth Fund	377,207	—	624,557	15,485	—	—	—
Deutsche Global High Income Fund	—	3,096,323	—	—	47,558	—	3,189,326
Deutsche Global Inflation Fund	8,163,249	48,521	11,545,400	(546,515)	48,521	—	3,156,529
Deutsche Global Infrastructure Fund	3,133,355	3,159	5,637,015	(668,790)	3,159	—	—
Deutsche Global Small Cap Fund	1,481,406	—	2,411,227	(219,593)	—	—	—
Deutsche High Income Fund	1,412,518	50,131	1,410,400	(104,769)	50,131	—	1,080,192
Deutsche Latin America Equity Fund	36,353	—	59,271	(39,775)	—	—	—
Deutsche Real Estate Securities Fund	3,000,903	15,565	5,923,299	82,379	15,565	—	—
Deutsche Real Estate Securities Income Fund	92,036	963	173,985	(21,894)	860	102	—
Deutsche Short Duration Fund	3,322,055	23,069,511	28,918,248	(659,892)	199,211	—	—
Deutsche Small Cap Core Fund	1,856,126	171,543	1,105,200	313,867	(0)	171,543	2,186,599
Deutsche Small Cap Growth Fund	242,474	—	425,221	(10,030)	—	—	—
Deutsche Small Cap Value Fund	80,465	—	145,432	(21,460)	—	—	—
Deutsche U.S. Bond Index Fund	3,603,784	14,614,813	6,866,419	(306,317)	199,635	58,751	14,803,109
Deutsche World Dividend Fund	712,880	3,341	1,193,880	16,794	3,341	—	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	165,888	—	274,115	(6,256)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	89,746	2,737,434	2,314,320	(556,350)	1,685	63,182	—
Central Cash Management Government Fund	2,000,577	55,347,555	52,412,358	—	10,065	—	4,935,774
Total	62,611,624	152,148,312	183,373,450	299,599	1,391,873	1,595,640	75,056,412

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$20,706,148	$—	$—	$20,706,148
Exchange-Traded Funds	30,170,362	—	—	30,170,362
Bond Funds	49,414,490	—	—	49,414,490
Government & Agency Obligation	—	162,911	—	162,911
Money Market Fund	4,935,774	—	—	4,935,774
Total	$105,226,774	$162,911	$—	$105,389,685

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Conservative Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016